Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
11. Accounts Payable and Accrued Liabilities
The components of accounts payable and accrued liabilities were as follows:

	December 31,	December 31,
	2021	2020
	(in thousands)
Accounts payable	$1,723	$4,177
Accrued payroll	4,089	2,577
Accrued professional services, legal, and other general and administrative	2,043	919
Accrued cost of goods sold and other expenses	2,982	293
Total accounts payable and accrued liabilities	$10,837	$7,966